Borrowings - Narrative (Details) - USD ($) $ in Thousands		12 Months Ended
	Sep. 21, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about borrowings [line items]
Issuance of senior notes		$ 495,678	$ 0	$ 0
Senior Notes due 2027
Disclosure of detailed information about borrowings [line items]
Issuance of senior notes	$ 495,700
Notes and debentures issued	$ 500,000
Senior Notes due 2027 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.00%
Brazilian Subsidiaries
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis		1.84%	1.32%
Brazilian Subsidiaries | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis		4.13%
Brazilian Subsidiaries | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis		17.52%
Brazilian Subsidiaries | Fixed interest rate | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		2.50%
Brazilian Subsidiaries | Fixed interest rate | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		9.00%
Argentina Subsidiaries | LIBOR Variable Rate Basis
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis		1.25%
US Dollar | Argentina Subsidiaries | Fixed interest rate | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		6.11%
US Dollar | Argentina Subsidiaries | Fixed interest rate | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		7.00%
Argentine Peso | Argentina Subsidiaries | Fixed interest rate | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		9.90%
Argentine Peso | Argentina Subsidiaries | Fixed interest rate | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		28.75%